UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [X]; Amendment Number:  1
  This Amendment (Check only one.):	[X] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Tower Research Capital Investments LLC
Address: 	377 Broadway, 11th Floor
		New York, NY, 10013


13F File Number:  28-15417

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Garrett S. Ho
Title:	Chief Compliance Officer
Phone:	917-388-8619

Signature, Place, and Date of Signing:

	Garrett S. Ho		New York, New York		April 2, 2013
	[Signature]		[City, State]		   	[Date]


(This amendment adds the other manager reporting for this manager)

Report Type (Check only one.):

[  ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[X]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

	13F File Number	Name

	28-15416	Tower Research Capital LLC


	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 N/A

Form 13F Information Table Value Total:	N/A



List of Other Included Managers: NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]